Subsidiary Guarantor (Tables)	12 Months Ended
Dec. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Condensed Consolidating Balance Sheet
CONDENSED CONSOLIDATING BALANCE SHEET
As of December 31, 2014

(In millions)	Mylan Inc. (Issuer)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
ASSETS
Assets
Current assets:
Cash and cash equivalents	$112.9	$—	$112.6	$—	$225.5
Accounts receivable, net	16.6	—	2,251.9	—	2,268.5
Inventories	—	—	1,651.4	—	1,651.4
Intercompany receivables	—	—	7,973.6	(7,973.6)	—
Other current assets	2,042.8	—	598.7	—	2,641.5
Total current assets	2,172.3	—	12,588.2	(7,973.6)	6,786.9
Property, plant and equipment, net	283.6	—	1,502.1	—	1,785.7
Investments in subsidiaries	11,422.9	—	—	(11,422.9)	—
Intercompany notes and interest receivable	5,897.7	—	18.2	(5,915.9)	—
Intangible assets, net	—	—	2,347.1	—	2,347.1
Goodwill	17.1	—	4,032.2	—	4,049.3
Other assets	120.6	—	797.0	—	917.6
Total assets	$19,914.2	$—	$21,284.8	$(25,312.4)	$15,886.6

LIABILITIES AND EQUITY
Liabilities
Current liabilities:
Trade accounts payable	$31.4	$—	$874.2	$—	$905.6
Short-term borrowings	—	—	330.7	—	330.7
Income taxes payable	—	—	160.7	—	160.7
Current portion of long-term debt and other long-term obligations	2,406.1	—	68.3	—	2,474.4
Intercompany payables	7,973.6	—	—	(7,973.6)	—
Other current liabilities	352.9	—	1,081.4	—	1,434.3
Total current liabilities	10,764.0	—	2,515.3	(7,973.6)	5,305.7
Long-term debt	5,732.8	—	—	—	5,732.8
Intercompany notes payable	18.2	—	5,897.7	(5,915.9)	—
Other long-term obligations	123.2	—	1,448.9	—	1,572.1
Total liabilities	16,638.2	—	9,861.9	(13,889.5)	12,610.6

Total equity	3,276.0	—	11,422.9	(11,422.9)	3,276.0

Total liabilities and equity	$19,914.2	$—	$21,284.8	$(25,312.4)	$15,886.6
CONDENSED CONSOLIDATING BALANCE SHEET
As of December 31, 2013

(In millions)	Mylan Inc. (Issuer)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
ASSETS
Assets
Current assets:
Cash and cash equivalents	$14.4	$—	$276.9	$—	$291.3
Accounts receivable, net	6.5	—	1,813.5	—	1,820.0
Inventories	—	—	1,656.9	—	1,656.9
Intercompany receivables	—	—	7,031.4	(7,031.4)	—
Other current assets	186.8	—	516.2	—	703.0
Total current assets	207.7	—	11,294.9	(7,031.4)	4,471.2
Property, plant and equipment, net	267.9	—	1,397.6	—	1,665.5
Investments in subsidiaries	10,681.8	—	—	(10,681.8)	—
Intercompany notes and interest receivable	5,486.7	—	17.6	(5,504.3)	—
Intangible assets, net	—	—	2,517.9	—	2,517.9
Goodwill	14.7	—	4,325.8	—	4,340.5
Other assets	1,495.0	—	804.7	—	2,299.7
Total assets	$18,153.8	$—	$20,358.5	$(23,217.5)	$15,294.8

LIABILITIES AND EQUITY
Liabilities
Current liabilities:
Trade accounts payable	$46.4	$—	$1,026.4	$—	$1,072.8
Short-term borrowings	—	—	439.8	—	439.8
Income taxes payable	—	—	49.7	—	49.7
Current portion of long-term debt and other long-term obligations	0.6	—	3.0	—	3.6
Intercompany payables	7,031.4	—	—	(7,031.4)	—
Other current liabilities	404.5	—	993.6	—	1,398.1
Total current liabilities	7,482.9	—	2,512.5	(7,031.4)	2,964.0
Long-term debt	7,586.5	—	—	—	7,586.5
Intercompany notes payable	17.6	—	5,486.7	(5,504.3)	—
Other long-term obligations	106.9	—	1,677.5	—	1,784.4
Total liabilities	15,193.9	—	9,676.7	(12,535.7)	12,334.9

Total equity	2,959.9	—	10,681.8	(10,681.8)	2,959.9

Total liabilities and equity	$18,153.8	$—	$20,358.5	$(23,217.5)	$15,294.8

Condensed Consolidating Statement of Operations
CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS
Year Ended December 31, 2014

(In millions)	Mylan Inc. (Issuer)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenues:
Net sales	$—	$—	$7,646.5	$—	$7,646.5
Other revenues	—	—	73.1	—	73.1
Total revenues	—	—	7,719.6	—	7,719.6
Cost of sales	—	—	4,191.6	—	4,191.6
Gross profit	—	—	3,528.0	—	3,528.0
Operating expenses:
Research and development	—	—	581.8	—	581.8
Selling, general and administrative	608.8	—	1,016.9	—	1,625.7
Litigation settlements, net	—	—	47.9	—	47.9
Other operating income, net	—	—	(80.0)	—	(80.0)
Total operating expenses	608.8	—	1,566.6	—	2,175.4
(Loss) earnings from operations	(608.8)	—	1,961.4	—	1,352.6
Interest expense	273.4	—	59.8	—	333.2
Other expense (income), net	—	—	44.9	—	44.9
(Losses) earnings before income taxes and noncontrolling interest	(882.2)	—	1,856.7	—	974.5
Income tax (benefit) provision	(39.7)	—	81.1	—	41.4
Earnings of equity interest subsidiaries	1,775.6	—	—	(1,775.6)	—
Net earnings	933.1	—	1,775.6	(1,775.6)	933.1
Net earnings attributable to noncontrolling interest	—	—	(3.7)	—	(3.7)
Net earnings attributable to Mylan Inc. common shareholders	$933.1	$—	$1,771.9	$(1,775.6)	$929.4

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS
Year Ended December 31, 2013

(In millions)	Mylan Inc. (Issuer)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenues:
Net sales	$—	$—	$6,856.6	$—	$6,856.6
Other revenues	—	—	52.5	—	52.5
Total revenues	—	—	6,909.1	—	6,909.1
Cost of sales	—	—	3,868.8	—	3,868.8
Gross profit	—	—	3,040.3	—	3,040.3
Operating expenses:
Research and development	—	—	507.8	—	507.8
Selling, general and administrative	521.0	—	887.5	—	1,408.5
Litigation settlements, net	—	—	(14.6)	—	(14.6)
Other operating expense, net	—	—	3.1	—	3.1
Total operating expenses	521.0	—	1,383.8	—	1,904.8
(Loss) earnings from operations	(521.0)	—	1,656.5	—	1,135.5
Interest expense	259.7	—	53.6	—	313.3
Other expense (income), net	—	—	74.9	—	74.9
(Losses) earnings before income taxes and noncontrolling interest	(780.7)	—	1,528.0	—	747.3
Income tax (benefit) provision	(29.8)	—	150.6	—	120.8
Earnings of equity interest subsidiaries	1,377.4	—	—	(1,377.4)	—
Net earnings	626.5	—	1,377.4	(1,377.4)	626.5
Net earnings attributable to noncontrolling interest	—	—	(2.8)	—	(2.8)
Net earnings attributable to Mylan Inc. common shareholders	$626.5	$—	$1,374.6	$(1,377.4)	$623.7

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS
Year Ended December 31, 2012

(In millions)	Mylan Inc. (Issuer)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenues:
Net sales	$—	$—	$6,750.2	$—	$6,750.2
Other revenues	—	—	45.9	—	45.9
Total revenues	—	—	6,796.1	—	6,796.1
Cost of sales	—	—	3,887.8	—	3,887.8
Gross profit	—	—	2,908.3	—	2,908.3
Operating expenses:
Research and development	—	—	401.3	—	401.3
Selling, general and administrative	473.7	—	918.7	—	1,392.4
Litigation settlements, net	—	—	(3.1)	—	(3.1)
Other operating expense, net	—	—	8.3	—	8.3
Total operating expenses	473.7	—	1,325.2	—	1,798.9
(Loss) earnings from operations	(473.7)	—	1,583.1	—	1,109.4
Interest expense	262.0	—	46.7	—	308.7
Other expense (income), net	—	—	(3.5)	—	(3.5)
(Losses) earnings before income taxes and noncontrolling interest	(735.7)	—	1,539.9	—	804.2
Income tax (benefit) provision	(0.3)	—	161.5	—	161.2
Earnings of equity interest subsidiaries	1,378.4	—	—	(1,378.4)	—
Net earnings	643.0	—	1,378.4	(1,378.4)	643.0
Net earnings attributable to noncontrolling interest	—	—	(2.1)	—	(2.1)
Net earnings attributable to Mylan Inc. common shareholders	$643.0	$—	$1,376.3	$(1,378.4)	$640.9

Condensed Consolidating Statement of Comprehensive Earnings
CONDENSED CONSOLIDATING STATEMENT OF COMPREHENSIVE EARNINGS
Year Ended December 31, 2014

(In millions)	Mylan Inc. (Issuer)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net earnings	933.1	—	1,775.6	(1,775.6)	933.1
Other comprehensive loss, before tax:
Foreign currency translation adjustment	(622.9)	—	(622.9)	622.9	(622.9)
Change in unrecognized loss and prior service cost related to defined benefit plans	(11.8)	—	(7.4)	7.4	(11.8)
Net unrecognized loss on derivatives	(182.6)	—	30.4	(30.4)	(182.6)
Other comprehensive loss, before tax	(817.3)	—	(599.9)	599.9	(817.3)
Income tax (benefit) provision	(70.4)	—	10.0	(10.0)	(70.4)
Other comprehensive loss, net of tax	(746.9)	—	(609.9)	609.9	(746.9)
Comprehensive earnings	186.2	—	1,165.7	(1,165.7)	186.2
Comprehensive earnings attributable to the noncontrolling interest	(3.7)	—	(3.7)	3.7	(3.7)
Comprehensive earnings attributable to Mylan Inc. common shareholders	$182.5	$—	$1,162.0	$(1,162.0)	$182.5

CONDENSED CONSOLIDATING STATEMENT OF COMPREHENSIVE EARNINGS
Year Ended December 31, 2013

(In millions)	Mylan Inc. (Issuer)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net earnings	626.5	—	1,377.4	(1,377.4)	626.5
Other comprehensive loss, before tax:
Foreign currency translation adjustment	(273.7)	—	(273.7)	273.7	(273.7)
Change in unrecognized gains and prior service cost related to defined benefit plans	8.2	—	7.5	(7.5)	8.2
Net unrecognized gain (loss) on derivatives	180.4	—	(34.5)	34.5	180.4
Net unrealized loss on marketable securities	(1.1)	—	(1.2)	1.2	(1.1)
Other comprehensive loss, before tax	(86.2)	—	(301.9)	301.9	(86.2)
Income tax provision (benefit)	67.4	—	(10.0)	10.0	67.4
Other comprehensive loss, net of tax	(153.6)	—	(291.9)	291.9	(153.6)
Comprehensive earnings	472.9	—	1,085.5	(1,085.5)	472.9
Comprehensive earnings attributable to the noncontrolling interest	(2.8)	—	(2.8)	2.8	(2.8)
Comprehensive earnings attributable to Mylan Inc. common shareholders	$470.1	$—	$1,082.7	$(1,082.7)	$470.1

CONDENSED CONSOLIDATING STATEMENT OF COMPREHENSIVE EARNINGS
Year Ended December 31, 2012

(In millions)	Mylan Inc. (Issuer)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net earnings	643.0	—	1,378.4	(1,378.4)	643.0
Other comprehensive earnings, before tax:
Foreign currency translation adjustment	(3.5)	—	(3.5)	3.5	(3.5)
Change in unrecognized loss and prior service cost related to defined benefit plans	(10.9)	—	(9.0)	9.0	(10.9)
Net unrecognized gain on derivatives	18.5	—	27.7	(27.7)	18.5
Net unrealized loss on marketable securities	(0.1)	—	—	—	(0.1)
Other comprehensive earnings, before tax	4.0	—	15.2	(15.2)	4.0
Income tax provision (benefit)	2.7	—	7.2	(7.2)	2.7
Other comprehensive earnings, net of tax	1.3	—	8.0	(8.0)	1.3
Comprehensive earnings	644.3	—	1,386.4	(1,386.4)	644.3
Comprehensive earnings attributable to the noncontrolling interest	(2.1)	—	(2.1)	2.1	(2.1)
Comprehensive earnings attributable to Mylan Inc. common shareholders	$642.2	$—	$1,384.3	$(1,384.3)	$642.2

Condensed Consolidating Statement of Cash Flows
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
Year Ended December 31, 2014

(In millions)	Mylan Inc. (Issuer)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Net cash used in operating activities	$(705.1)	$—	$1,719.9	$—	$1,014.8
Cash flows from investing activities:
Capital expenditures	(72.1)	—	(253.2)	—	(325.3)
Change in restricted cash	—	—	(5.1)	—	(5.1)
Cash paid for acquisitions, net	—	—	(50.0)	—	(50.0)
Proceeds from sale of property, plant and equipment	—	—	8.9	—	8.9
Purchase of marketable securities	(2.8)	—	(17.1)	—	(19.9)
Proceeds from sale of marketable securities	1.6	—	18.6	—	20.2
Investments in affiliates	(64.1)	—	—	64.1	—
Loans to affiliates	(5,901.0)	—	(6,857.5)	12,758.5	—
Repayments of loans from affiliates	5.8	—	20.2	(26.0)	—
Payments for product rights and other, net	(1.9)	—	(427.2)	—	(429.1)
Net cash (used in) provided by investing activities	(6,034.5)	—	(7,562.4)	12,796.6	(800.3)
Cash flows from financing activities:
Payment of financing fees	(5.8)	—	—	—	(5.8)
Change in short-term borrowings, net	—	—	(107.8)	—	(107.8)
Proceeds from issuance of long-term debt	2,235.0	—	—	—	2,235.0
Payment of long-term debt	(2,295.8)	—	—	—	(2,295.8)
Proceeds from exercise of stock options	53.8	—	—	—	53.8
Taxes paid related to net share settlement of equity awards	(17.3)	—	(10.4)	—	(27.7)
Payments for contingent consideration	—	—	(150.0)	—	(150.0)
Capital contribution from affiliates	—	—	64.1	(64.1)	—
Proceeds from borrowings from affiliates	6,857.5	—	5,901.0	(12,758.5)	—
Payments on borrowings from affiliates	(20.2)	—	(5.8)	26.0	—
Other items, net	30.9	—	—	—	30.9
Net cash provided by (used in) financing activities	6,838.1	—	5,691.1	(12,796.6)	(267.4)
Effect on cash of changes in exchange rates	—	—	(12.9)	—	(12.9)
Net increase (decrease) in cash and cash equivalents	98.5	—	(164.3)	—	(65.8)
Cash and cash equivalents — beginning of period	14.4	—	276.9	—	291.3
Cash and cash equivalents — end of period	$112.9	$—	$112.6	$—	$225.5

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
Year Ended December 31, 2013

(In millions)	Mylan Inc. (Issuer)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Net cash used in operating activities	$(420.1)	$—	$1,526.7	$—	$1,106.6
Cash flows from investing activities:
Capital expenditures	(108.1)	—	(226.5)	—	(334.6)
Change in restricted cash	(23.5)	—	(204.5)	—	(228.0)
Cash paid for acquisitions, net	—	—	(1,261.9)	—	(1,261.9)
Proceeds from sale of property, plant and equipment	—	—	25.3	—	25.3
Purchase of marketable securities	(3.5)	—	(15.8)	—	(19.3)
Proceeds from sale of marketable securities	—	—	10.6	—	10.6
Investments in affiliates	(874.8)	—	—	874.8	—
Loans to affiliates	(4,143.2)	—	(4,928.7)	9,071.9	—
Repayments of loans from affiliates	17.9	—	17.0	(34.9)	—
Payments for product rights and other, net	(3.8)	—	(57.1)	—	(60.9)
Net cash (used in) provided by investing activities	(5,139.0)	—	(6,641.6)	9,911.8	(1,868.8)
Cash flows from financing activities:
Payment of financing fees	(34.6)	—	—	—	(34.6)
Purchase of common stock	(1,000.0)	—	—	—	(1,000.0)
Change in short-term borrowings, net	—	—	141.4	—	141.4
Proceeds from issuance of long-term debt	4,974.7	—	—	—	4,974.7
Payment of long-term debt	(3,480.3)	—	—	—	(3,480.3)
Proceeds from exercise of stock options	76.2	—	—	—	76.2
Capital contribution from affiliates	—	—	874.8	(874.8)	—
Proceeds from borrowings from affiliates	4,928.7	—	4,143.2	(9,071.9)	—
Payments on borrowings from affiliates	(17.0)	—	(17.9)	34.9	—
Other items, net	15.5	—	—	—	15.5
Net cash provided by financing activities	5,463.2	—	5,141.5	(9,911.8)	692.9
Effect on cash of changes in exchange rates	—	—	10.6	—	10.6
Net (decrease) increase in cash and cash equivalents	(95.9)	—	37.2	—	(58.7)
Cash and cash equivalents — beginning of period	110.3	—	239.7	—	350.0
Cash and cash equivalents — end of period	$14.4	$—	$276.9	$—	$291.3
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
Year Ended December 31, 2012

(In millions)	Mylan Inc. (Issuer)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Net cash used in operating activities	$(129.7)	$—	$1,078.7	$—	$949.0
Cash flows from investing activities:
Capital expenditures	(82.2)	—	(223.1)	—	(305.3)
Change in restricted cash	—	—	7.0	—	7.0
Proceeds from sale of property, plant and equipment	—	—	16.3	—	16.3
Purchase of marketable securities	(3.2)	—	(6.7)	—	(9.9)
Proceeds from sale of marketable securities	—	—	8.1	—	8.1
Investments in affiliates	(1,382.3)	—	—	1,382.3	—
Loans to affiliates	(3,419.4)	—	(4,353.2)	7,772.6	—
Repayments of loans from affiliates	1,423.4	—	5.4	(1,428.8)	—
Payments for product rights and other, net	(0.7)	—	(79.7)	—	(80.4)
Net cash (used in) provided by investing activities	(3,464.4)	—	(4,625.9)	7,726.1	(364.2)
Cash flows from financing activities:
Payment of financing fees	(7.7)	—	—	—	(7.7)
Purchase of common stock	(999.9)	—	—	—	(999.9)
Change in short-term borrowings, net	—	—	174.3	—	174.3
Proceeds from issuance of long-term debt	2,043.4	—	—	—	2,043.4
Payment of long-term debt	(1,988.8)	—	(2.0)	—	(1,990.8)
Proceeds from exercise of stock options	143.8	—	—	—	143.8
Capital contribution from affiliates	—	—	1,382.3	(1,382.3)	—
Proceeds from borrowings from affiliates	4,353.2	—	3,419.4	(7,772.6)	—
Payments on borrowings from affiliates	(5.4)	—	(1,423.4)	1,428.8	—
Other items, net	25.4	—	—	—	25.4
Net cash provided by (used in) financing activities	3,564.0	—	3,550.6	(7,726.1)	(611.5)
Effect on cash of changes in exchange rates	—	—	1.6	—	1.6
Net (decrease) increase in cash and cash equivalents	(30.1)	—	5.0	—	(25.1)
Cash and cash equivalents — beginning of period	140.4	—	234.7	—	375.1
Cash and cash equivalents — end of period	$110.3	$—	$239.7	$—	$350.0